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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: December 31, 2003
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Deborah Carlson
                 -------------------------------
   Address:      c/o Amelia Peabody Foundation
                 -------------------------------
                 One Hollis Street
                 -------------------------------
                 Wellesley, MA 02482
                 -------------------------------

Form 13F File Number: 28-05995
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Deborah Carlson
         -------------------------------
Title:   Trustee
         -------------------------------
Phone:   781-237-6468
         -------------------------------

Signature, Place, and Date of Signing:

   /s/ Deborah Carlson      Wellesley, Massachusetts    February 13, 2004
-------------------------   ------------------------    -----------------
     [Signature]                  [City, State]               [Date]

Report Type (Check only one.):

/ / 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/X/ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

    Form 13F File Number        Name

    28-05989                    Amelia Peabody Foundation
       ---------------          ------------------------------------


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                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:      0
                                        --------------------

Form 13F Information Table Entry Total: 28
                                        --------------------

Form 13F Information Table Value Total: $1,065
                                        --------------------
                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None


                                      - 2 -
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                       DEBORAH CARLSON - DECEMBER 31, 2003

                           FORM 13F INFORMATION TABLE

      COLUMN 1               COLUMN 2       COLUMN 3 COLUMN 4         COLUMN 5         COLUMN 6    COLUMN 7          COLUMN 8
------------------------- ---------------- --------- -------- ---------------------- ------------ ---------- ----------------------
                                                      VALUE    SHRS OR     SH/PUT/    INVESTMENT    OTHER       VOTING AUTHORITY
   NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT    PRN CALL    DISCRETION   MANAGERS   SOLE   SHARED   NONE
------------------------- ---------------- --------- -------- --------- ------------ ------------ ---------- ------ -------- ------
Amer Int'l Group              Common       026874107       20       300      SH          Sole                   300    0        0
Beverly National              Common       088115100       56     2,100      SH          Sole                 2,100    0        0
BP PLC Spon ADR               Common       055622104       25       500      SH          Sole                   500    0        0
Bristol Meyers                Common       110122108        9       300      SH          Sole                   300    0        0
Cinergy Corp.                 Common       172474108       58     1,500      SH          Sole                 1,500    0        0
CVS Corp.                     Common       126650100       25       700      SH          Sole                   700    0        0
Dow                           Common       260543103       42     1,000      SH          Sole                 1,000    0        0
Duke Energy                   Common       264399585       14     1,000      SH          Sole                 1,000    0        0
Energy East Corp.             Common       29266M109       90     4,000      SH          Sole                 4,000    0        0
Energy East Capital           Preferred    29267G200       54     2,000      SH          Sole                 2,000    0        0
Great Plains                  Common       391164100       95     3,000      SH          Sole                 3,000    0        0
Honeywell                     Common       438516108       13       400      SH          Sole                   400    0        0
HSBC Holdings                 Common       404280406       16       200      SH          Sole                   200    0        0
IBM                           Common       459200101       28       300      SH          Sole                   300    0        0
Johnson & Johnson             Common       478160104       26       500      SH          Sole                   500    0        0
JP Morgan Chase               Common       46625H100       37     1,000      SH          Sole                 1,000    0        0
Marsh & McLennon              Common       571748102       19       400      SH          Sole                   400    0        0
Microsoft                     Common       594918104       22       800      SH          Sole                   800    0        0
New Plan Excel                Common       648053106       62     2,500      SH          Sole                 2,500    0        0
Petroleo                      Common       71654V408       29     1,000      SH          Sole                 1,000    0        0
Proctor & Gamble              Common       742718109       30       300      SH          Sole                   300    0        0
Royal Dutch ADR               Common       780257804       42       800      SH          Sole                   800    0        0
Stanley Works                 Common       854616109       38     1,000      SH          Sole                 1,000    0        0
Teco Energy                   Common       872375100       43     3,000      SH          Sole                 3,000    0        0
Torch Offshore                Common       891019101       11     2,000      SH          Sole                 2,000    0        0
TransCanada                   Common       89353D107       22     1,000      SH          Sole                 1,000    0        0
UBS Tactical                  Common       90262E301      100     4,026      SH          Sole                 4,026    0        0

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
      COLUMN 1               COLUMN 2       COLUMN 3 COLUMN 4         COLUMN 5         COLUMN 6    COLUMN 7          COLUMN 8
------------------------- ---------------- --------- -------- ---------------------- ------------ ---------- ----------------------
                                                      VALUE    SHRS OR     SH/PUT/    INVESTMENT    OTHER       VOTING AUTHORITY
   NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT    PRN CALL    DISCRETION   MANAGERS   SOLE   SHARED   NONE
------------------------- ---------------- --------- -------- --------- ------------ ------------ ---------- ------ -------- ------
XL Capital Ltd                Common       G98255105       39       500      SH          Sole                   500    0        0

                                                         1065